Taxes on Income (Deferred Taxes by Currency) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred income taxes [Line Items]
Deferred income taxes	$ (237)	$ (199)	$ (232)
Euro Member Countries, Euro
Deferred income taxes [Line Items]
Deferred income taxes	84	73
Brazilian Real [Member]
Deferred income taxes [Line Items]
Deferred income taxes	13	(4)
British Pound [Member]
Deferred income taxes [Line Items]
Deferred income taxes	0	17
US Dollar [Member]
Deferred income taxes [Line Items]
Deferred income taxes	(10)	(6)
Israel, New Shekels
Deferred income taxes [Line Items]
Deferred income taxes	(327)	(280)
Other [Member]
Deferred income taxes [Line Items]
Deferred income taxes	$ 3	$ 1